6. Trade accounts receivable	12 Months Ended
Dec. 31, 2019
Trade Accounts Receivable [Abstract]
Trade accounts receivable

6    Trade accounts receivable

These are financial assets measured at amortized cost, and refer to accounts receivable from users of telecommunications services, from network use (interconnection) and from sales of handsets and accessories. Accounts receivable are recorded at the price charged at the time of the transaction. The balances of accounts receivable also include services provided and not billed (“unbilled”) up to the balance sheet date. Accounts receivable from clients are initially recognized at fair value and subsequently measured at amortized cost using the effective interest rate method less the provision for expected credit losses ("impairment").

The provision for expected credit losses was recognized as a reduction in accounts receivable based on the profile of the subscriber portfolio, the aging of overdue accounts receivable, the economic situation, the risks involved in each case and the collection curve, at an amount deemed sufficient by Management, as adjusted to reflect current and prospective information on macroeconomic factors that affect the customers’ ability to settle the receivables.

The fair value of trade accounts receivable equals the carrying value recorded as at December 31, 2019 and 2018. A portion of the accounts receivable from clients is used to secure the total amount of BNDES borrowing (Note 19).

	2019	2018
Trade accounts receivable	3,287,855	2,969,116

Gross accounts receivable	4,061,932	3,656,044

Billed services	2,076,569	1,733,229
Unbilled services	858,418	774,484
Network use (interconnection)	438,168	455,228
Sale of goods	670,573	691,312
Contractual asset (note 22)	15,142	130
Other accounts receivable	3,062	1,661

Provision for expected credit losses	(774,077)	(686,928)

Current portion	(3,184,780)	(2,838,808)
Non-current portion	103,075	130,308

The non-current portion includes the amount of R$68.639 (R$102.960 on December 31, 2018) related to accounts receivable from other telephone carriers, recorded at present value considering the period and implicit interest rate in the transaction.

Change in provision for expected credit losses, recorded as an asset reducing account, were as follows:

	2019	2018

Opening balance	686,928	464,745

Setup of provision (note 27)	748,291	544,881
Impact of adopting IFRS 9	-	130,137
Write-off of provision	(661,142)	(452,835)

Final Balance	774,077	686,928

The aging of accounts receivable is as follows:

	2019	2018

Total	4,061,932	3,656,044

Falling due	2,576,307	2,459,315
Overdue up to 30 days	328,457	308,744
Overdue up to 60 days	146,200	144,309
Overdue up to 90 days	149,852	117,759
Invoices overdue more than 90 days	861,116	625,917